Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,148,100	¥ 918,200
Others	78,100	45,600
Profit before tax	965,169	318,188
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(90,200)	(83,900)
Gains on equity instruments	246,300	294,200
Extraordinary gains or losses and others	(28,700)	(101,100)
Profit before tax under Japanese GAAP	1,275,500	1,027,400
Scope of consolidation	3,800	3,300
Derivative financial instruments	(102,000)	(378,400)
Investment securities	(242,400)	(348,900)
Loans and advances	(7,100)	(34,600)
Investments in associates and joint ventures	60,800	6,200
Property, plant and equipment	(900)	(1,100)
Lease accounting	0	(1,300)
Defined benefit plans	(52,400)	(34,600)
Foreign currency translation	(17,400)	36,900
Classification of equity and liability	26,300	17,600
Others	¥ 21,000	¥ 25,700